Document And Entity Information	Nov. 12, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	Lyell Immunopharma, Inc.
Entity Central Index Key	0001806952
Entity Emerging Growth Company	true
Entity File Number	001-40502
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-3006753
Entity Address, Address Line One	201 Haskins Way
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	695-0677
Entity Information, Former Legal or Registered Name	(Former Name or Former Address, if Changed Since Last Report)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LYEL
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	Not Applicable